FINANCIAL INSTRUMENTS - Narrative (Details) $ in Thousands	1 Months Ended		6 Months Ended
	Apr. 30, 2020 USD ($) derivative	Mar. 31, 2020 USD ($) derivative	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Feb. 28, 2016 USD ($)
Disclosure of detailed information about financial instruments [line items]
Derivative instruments receivable			$ 52,704		$ 53,993
Interest rate swap contract
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument			550,000
Gain on derivatives			$ 9,200	$ 33,800
Interest rate swap contract | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about financial instruments [line items]
Derivatives, adjustment to interest rate basis			0.26%
Interest rate swap contract | Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative instruments receivable			$ 52,700		54,000
Derivative instruments payable			$ 0		$ 0
Interest rate swap contract | $150m borrowings
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	150,000					150,000
Number of derivatives entered into | derivative	2
Interest rate swap contract | $250m Borrowings
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument		250,000
Number of derivatives entered into | derivative		3